Acquisitions (Details 7) (USD $)	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Mar. 31, 2014	Nov. 01, 2012	Nov. 12, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 19, 2012
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	$ 555,220,000	1,170,490,000	1,107,006,000			$ 167,245,000	$ 8,568,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		25 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment								17,851,000
Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Pecos
Acquisitions
Amount of additional consideration payable				10,200,000
General and administrative expense	600,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			73,609,000
Inventories			1,903,000
Prepaid expenses and other current assets			1,426,000
Goodwill			91,747,000
Accounts payable - trade			(50,795,000)
Accrued expenses and other payables			(963,000)
Long-term debt			(10,234,000)
Fair value of net assets acquired			132,387,000
Consideration paid for acquisition
Cash paid, net of cash acquired			87,444,000
Value of common units issued			44,943,000
Total consideration paid			132,387,000
Pecos | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade	73,704,000
Inventories	1,903,000
Prepaid expenses and other current assets	1,426,000
Goodwill	86,661,000
Accounts payable - trade	(50,808,000)
Accrued expenses and other payables	(1,020,000)
Long-term debt	(10,234,000)
Fair value of net assets acquired	132,387,000
Pecos | Change
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			(95,000)
Goodwill			5,086,000
Accounts payable - trade			13,000
Accrued expenses and other payables			57,000
Pecos | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			900,000
Pecos | Trade names | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	1,000,000
Pecos | Trade names | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			(100,000)
Pecos | Customer relationships | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	8,000,000
Pecos | Customer relationships | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			(8,000,000)
Pecos | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			22,097,000
Pecos | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			5 years
Pecos | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			10 years
Pecos | Vehicles | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	19,193,000
Pecos | Vehicles | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			2,904,000
Pecos | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			1,339,000
Pecos | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			5 years
Pecos | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			30 years
Pecos | Buildings and leasehold improvements | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	1,248,000
Pecos | Buildings and leasehold improvements | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			91,000
Pecos | Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			1,099,000
Pecos | Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			2 years
Pecos | Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			15 years
Pecos | Crude oil tanks and related equipment | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	913,000
Pecos | Crude oil tanks and related equipment | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			186,000
Pecos | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			223,000
Pecos | Land | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	224,000
Pecos | Land | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(1,000)
Pecos | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			36,000
Pecos | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
Pecos | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			5 years
Pecos | Other | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	177,000
Pecos | Other | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(141,000)
Pecos | Common Units
Acquisitions
Number of common units issued to acquire business (in shares)					1,834,414
Consideration paid for acquisition
Value of common units issued					45,000,000
Pecos | Common Units | Minimum
Consideration paid for acquisition
Value of common units issued				45,000,000
Pecos | Common Units | Maximum
Consideration paid for acquisition
Value of common units issued				$ 60,000,000